Commitments and Contingencies - Schedule of Pledged Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt securities [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	$ 10,939	$ 13,150
Debt securities [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	10,431	11,944
Debt securities [Member] | Secured borrowings [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	0
Debt securities [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	307	320
Debt securities [Member] | Repurchase agreements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	201	886
Debt securities [Member] | Non-registered retirement plans in trust [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	0
Debt securities [Member] | Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	0
Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	2,901	3,071
Other [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	26	23
Other [Member] | Secured borrowings [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	2,220	2,241
Other [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	74	77
Other [Member] | Repurchase agreements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	0
Other [Member] | Non-registered retirement plans in trust [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	298	326
Other [Member] | Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	$ 283	$ 404